Stock-Based Compensation (Notes)	6 Months Ended
Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
14. Stock-Based Compensation
Western Incentive Plans
The Western Refining 2006 Long-Term Incentive Plan (the "2006 LTIP") and the Amended and Restated 2010 Incentive Plan of Western Refining (the "2010 Incentive Plan") allow for restricted share unit awards ("RSUs") among other forms of awards. As of June 30, 2016, there were 19,856 and 2,391,711 shares of common stock reserved for future grants under the 2006 LTIP and the 2010 Incentive Plan, respectively. Awards granted under both plans vest over a scheduled vesting period of either one, three or five years and their market value at the date of the grant is amortized over the vesting period on a straight-line basis. Effective March 25, 2015, our board of directors approved administrative amendments to the 2010 Incentive Plan.
As of June 30, 2016, there were 658,506 unvested RSUs outstanding. We recorded stock compensation of $1.7 million, $2.7 million, $1.1 million and $2.1 million for the three and six months ended June 30, 2016 and 2015, respectively, which is included in selling, general and administrative expenses.
As of June 30, 2016, the aggregate grant date fair value of outstanding RSUs was $21.2 million. The aggregate intrinsic value of outstanding RSUs was $13.6 million. The unrecognized compensation cost of unvested RSUs was $18.4 million. Unrecognized compensation costs for RSUs will be recognized over a weighted-average period of 2.86 years.
The tax deficiency related to the RSUs that vested during the three and six months ended June 30, 2016 was $0.1 million and $0.4 million, respectively, using a statutory blended rate of 38.1%. The aggregate grant date fair value of the RSUs that vested during the three and six months ended June 30, 2016, was $0.9 million and $4.1 million, respectively. The related aggregate intrinsic value of these RSUs was $0.6 million and $3.0 million, respectively, at the vesting date.
The excess tax benefit related to the RSUs that vested during the three and six months ended June 30, 2015, was $0.5 million and $0.8 million, respectively, using a statutory blended rate of 38.1%. The aggregate grant date fair value of the RSUs that vested during the three and six months ended June 30, 2015, was $1.6 million and $3.6 million, respectively. The related aggregate intrinsic value of these RSUs was $3.0 million and $5.8 million, respectively, at the vesting date.
The following table summarizes our RSU activity for the six months ended June 30, 2016:

	Number of Units	Weighted Average Grant Date Fair Value
Not vested at December 31, 2015	399,214	$37.43
Awards granted	375,774	28.52
Awards vested	(109,634)	37.63
Awards forfeited	(6,848)	43.81
Not vested at June 30, 2016	658,506	32.25

Amended and Restated Northern Tier Energy LP 2012 Long-Term Incentive Plan
Effective upon the closing of the Merger, Western adopted and assumed NTI's equity compensation plan and amended and renamed the plan as the Amended and Restated Northern Tier Energy LP 2012 Long-Term Incentive Plan ("NTI LTIP"). Modifications to the NTI LTIP include, among other things, a change to the unit of equity from an NTI common unit to a share of Western common stock. The amendment changes the administrator of the NTI LTIP from the board of directors of NTI's general partner to Western's board of directors or its applicable committee. Consistent with the terms of the Merger Agreement, all unvested equity awards at the time of the Merger were exchanged for Western phantom stock awards and performance cash awards under the NTI LTIP.
We incurred equity-based compensation expense of $3.4 million, $8.0 million, $2.9 million and $5.5 million for the three and six months ended June 30, 2016 and 2015, respectively.
The NTI LTIP provides, among other awards, for grants of stock options, restricted stock, phantom stock, dividend equivalent rights, stock appreciation rights and other awards that derive their value from the market price of Western's common stock. As of June 30, 2016, there was 238,959 common share equivalents reserved for future grants under the NTI LTIP.
We determined the fair value of the phantom stock based on the closing price of Western common stock on the grant date. We amortize the estimated fair value of the phantom stock on a straight-line basis over the scheduled vesting periods of individual awards.
The aggregate grant date fair value of non-vested phantom stock outstanding as of June 30, 2016, was $17.2 million. The aggregate intrinsic value of such phantom stock was $17.5 million. Total unrecognized compensation cost related to unvested phantom stock totaled $14.4 million as of June 30, 2016, that is expected to be recognized over a weighted-average period of 1.80 years.
A summary of our phantom stock award activity under the NTI LTIP for the six months ended June 30, 2016, is set forth below:

	Number of Phantom Stock	Weighted Average Grant Date Fair Value
Not vested at December 31, 2015	—	$—
Awards granted	848,267	20.25
Awards vested	—	—
Awards forfeited	—	—
Not vested at June 30, 2016	848,267	20.25

Western Refining Logistics, LP 2013 Long-Term Incentive Plan
The Western Refining Logistics, LP 2013 Long-Term Incentive Plan (the "WNRL LTIP") provides, among other awards, for grants of phantom units and distribution equivalent rights. As of June 30, 2016, there were 4,114,223 phantom units reserved for future grants under the WNRL LTIP.
The fair value of the phantom units is determined based on the closing price of WNRL common units on the grant date. The estimated fair value of the phantom units is amortized on a straight-line basis over the scheduled vesting periods of individual awards. WNRL incurred unit-based compensation expense of $0.8 million, $1.3 million, $0.5 million and $0.9 million for the three and six months ended June 30, 2016 and 2015, respectively.
The aggregate grant date fair value of non-vested phantom units outstanding as of June 30, 2016, was $7.5 million. The aggregate intrinsic value of such phantom units was $7.5 million. Total unrecognized compensation cost related to unvested phantom units totaled $6.5 million as of June 30, 2016, that is expected to be recognized over a weighted-average period of 2.90 years.
A summary of WNRL's common and phantom unit award activity for the six months ended June 30, 2016, is set forth below:

	Number of Phantom Units	Weighted Average Grant Date Fair Value
Not vested at December 31, 2015	279,787	$28.06
Awards granted	86,100	22.51
Awards vested	(70,886)	26.16
Awards forfeited	(10,181)	31.87
Not vested at June 30, 2016	284,820	26.45